Loans, financing and debentures - Breakdown by maturity – non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (90,934,144)	R$ (72,414,445)
2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,308,382)
2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,884,087)
2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,561,626)
2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(15,477,992)
Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,466,814)
Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(35,235,243)
Bonds | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(49,166,804)
Bonds | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,074,751)
Bonds | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,318,390)
Bonds | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,083,311)
Bonds | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,758,081)
Bonds | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(6,150,231)
Bonds | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(21,782,040)
Panda Bonds (1) | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,016,331)
Panda Bonds (1) | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,211)
Panda Bonds (1) | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,017,542)
Panda Bonds (1) | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds (1) | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds (1) | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds (1) | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Export credits (“export prepayments”) | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(16,283,736)
Export credits (“export prepayments”) | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,668,270)
Export credits (“export prepayments”) | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,889,574)
Export credits (“export prepayments”) | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,832,090)
Export credits (“export prepayments”) | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,893,802)
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(298,252)
Assets Financing | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(110,452)
Assets Financing | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(112,204)
Assets Financing | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(69,012)
Assets Financing | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(6,584)
Assets Financing | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(56,956)
Assets Financing | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(18,741)
Assets Financing | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,114)
Assets Financing | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,034)
Assets Financing | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(67)
Assets Financing | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(769,702)
ECA - Export Credit Agency | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(670)
ECA - Export Credit Agency | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(845)
ECA - Export Credit Agency | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(780)
ECA - Export Credit Agency | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(912)
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(847)
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(773,756)
IFC - International Finance Corporation | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,858,208)
IFC - International Finance Corporation | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(6,668)
IFC - International Finance Corporation | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(305,291)
IFC - International Finance Corporation | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,587,751)
IFC - International Finance Corporation | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,613,047)
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,358,787)
IFC - International Finance Corporation | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(101,587)
BNDES – TJLP [Member] | Country of domicile | 2026 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(90,078)
BNDES – TJLP [Member] | Country of domicile | 2027 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,634)
BNDES – TJLP [Member] | Country of domicile | 2028 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,634)
BNDES – TJLP [Member] | Country of domicile | 2029 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,634)
BNDES – TJLP [Member] | Country of domicile | Later than five years and not later than six years | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(607)
BNDES – TJLP [Member] | Country of domicile | Later than six years [Member] | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,607,102)
BNDES – TLP [Member] | Country of domicile | 2026 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(98,668)
BNDES – TLP [Member] | Country of domicile | 2027 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(158,812)
BNDES – TLP [Member] | Country of domicile | 2028 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(155,980)
BNDES – TLP [Member] | Country of domicile | 2029 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(141,823)
BNDES – TLP [Member] | Country of domicile | Later than five years and not later than six years | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(366,249)
BNDES – TLP [Member] | Country of domicile | Later than six years [Member] | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,685,570)
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(704,825)
BNDES – SELIC [Member] | Country of domicile | 2026 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(254,966)
BNDES – SELIC [Member] | Country of domicile | 2027 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(33,888)
BNDES – SELIC [Member] | Country of domicile | 2028 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(33,933)
BNDES – SELIC [Member] | Country of domicile | 2029 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(33,979)
BNDES – SELIC [Member] | Country of domicile | Later than five years and not later than six years | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(34,024)
BNDES – SELIC [Member] | Country of domicile | Later than six years [Member] | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(314,035)
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(70,015)
BNDES – TR | Country of domicile | 2026 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,178)
BNDES – TR | Country of domicile | 2027 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | 2028 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | 2029 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | Later than five years and not later than six years | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,734)
BNDES – TR | Country of domicile | Later than six years [Member] | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(46,901)
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(157,555)
BNDES - UMBNDES | Country of domicile | 2026 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,258)
BNDES - UMBNDES | Country of domicile | 2027 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,516)
BNDES - UMBNDES | Country of domicile | 2028 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,516)
BNDES - UMBNDES | Country of domicile | 2029 | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,516)
BNDES - UMBNDES | Country of domicile | Later than five years and not later than six years | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,516)
BNDES - UMBNDES | Country of domicile | Later than six years [Member] | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(119,233)
NCE ("Export Credit Notes") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(100,000)
NCE ("Export Credit Notes") | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCE ("Export Credit Notes") | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,000,000)
NCR ("Rural producer certificate") | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,000,000)
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,738,616)
Debentures | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(7,431)
Debentures | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,767)
Debentures | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(738,297)
Debentures | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,477)
Debentures | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(518,399)
Debentures | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,512,595)
Total in foreign currency [Member] | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(73,397,488)
Total in foreign currency [Member] | Foreign countries | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,844,924)
Total in foreign currency [Member] | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,642,156)
Total in foreign currency [Member] | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,572,498)
Total in foreign currency [Member] | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(15,271,716)
Total in foreign currency [Member] | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(7,509,285)
Total in foreign currency [Member] | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(22,556,909)
Total in local currency [Member] | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(17,536,656)
Total in local currency [Member] | Country of domicile | 2026
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(463,458)
Total in local currency [Member] | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(241,931)
Total in local currency [Member] | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(989,128)
Total in local currency [Member] | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(206,276)
Total in local currency [Member] | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,957,529)
Total in local currency [Member] | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (12,678,334)